Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 14, 2019
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jan. 14, 2019
Document Effective Date	Jan. 14, 2019
Prospectus Date	May 09, 2018
Salt High truBeta™ US Market ETF | Salt High truBeta US Market ETF
Prospectus:
Trading Symbol	SLT